FINANCIAL INSTRUMENTS (Carrying Value and Estimated Fair Value of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Restricted cash and investments	$ 1,902	$ 1,955
Restricted cash and investments, fair value	1,902	1,955
Financial liabilities:
Term Loans, fair value	6,651	9,886
Term Loans	$ 6,712	$ 10,067